TAXES ON INCOME (Tax Rate Applicable to the Company) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes Paid	$ 37	$ 37	$ 56
"Preferred enterprise" 2011-2012 [Member] | Development Zone A [Member]
Income Tax Rates [Line Items]
Statutory tax rate	10.00%
"Preferred enterprise" 2011-2012 [Member] | Other Areas in Israel [Member]
Income Tax Rates [Line Items]
Statutory tax rate	15.00%
"Preferred enterprise" 2013-2014 [Member] | Development Zone A [Member]
Income Tax Rates [Line Items]
Statutory tax rate	7.00%
"Preferred enterprise" 2013-2014 [Member] | Other Areas in Israel [Member]
Income Tax Rates [Line Items]
Statutory tax rate	12.50%
"Preferred enterprise" 2015 and thereafter [Member] | Development Zone A [Member]
Income Tax Rates [Line Items]
Statutory tax rate	6.00%
"Preferred enterprise" 2015 and thereafter [Member] | Other Areas in Israel [Member]
Income Tax Rates [Line Items]
Statutory tax rate	12.00%
"Special Preferred Enterprise" commencing 2011 | Development Zone A [Member]
Income Tax Rates [Line Items]
Statutory tax rate	5.00%
"Special Preferred Enterprise" commencing 2011 | Other Areas in Israel [Member]
Income Tax Rates [Line Items]
Statutory tax rate	8.00%